Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB’000	RMB’000	RMB’000	RMB’000
Assets:
Cash equivalents
Money market funds	3,590,620	3,590,620	—	—
Restricted cash	2,940,859	—	2,940,859	—
Short-term investments
Wealth management products	23,206,770	—	23,206,770	—
Investment securities
Listed equity securities	21,417,104	21,417,104	—	—

Total assets	51,155,353	25,007,724	26,147,629	—

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB’000	RMB’000	RMB’000	RMB’000
Assets:
Restricted cash	4,434,448	—	4,434,448	—
Short-term investments
Wealth management products	24,294,101	—	24,294,101	—
Investment securities
Listed equity securities	39,085,150	39,085,150	—	—

Total assets	67,813,699	39,085,150	28,728,549	—

Schedule of carrying value and fair value of investment securities
The following table summarizes the carrying value and fair value of the investment securities:

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Provision for Decline in Value	Fair Value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2019	18,329,057	5,008,610	(1,920,563)	—	21,417,104
December 31, 202 0	18,078,773	24,002,167	(2,995,790)	—	39,085,150